Initial Public Offering	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
CIK0001816090 FTAC Olympus Acquisition Corp.
INITIAL PUBLIC OFFERING

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 75,474,376 Units, which includes the partial exercise by the underwriters of their over-allotment option on September 23, 2020 in the amount of 474,376 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 4 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 75,474,376 Units, which includes the partial exercise by the underwriters of their over-allotment option on September 23, 2020 in the amount of 474,376 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8).